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                                                    GE Investments Funds, Inc.
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                      SUPPLEMENT DATED SEPTEMBER 23, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1999

The following amends and restates the fourth sentence of the section entitled "WEBs and Other Index-related Securities" beginning on page 55 of the Statement of Additional Information:

     Each of the Value Fund, the Equity Fund, the Premier Growth Fund and the Total Return Fund may invest in Standard & Poor's Depositary Receipts, or "SPDRs."